Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements as of and for the years ended December 31, 2021 and 2020 have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and pursuant to applicable rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include all normal adjustments necessary for a fair presentation of the Company’s financial position at December 31, 2021 and 2020, and operating results and cash flows for the periods presented.

These consolidated financial statements should be read in conjunction with the following: i) audited consolidated financial statements as of and for the years ended December 31, 2020 and 2019; ii) the discussion under “Management’s Discussion and Analysis of Financial Condition and Results of Operations” and’ iii) our final prospectus (the “Prospectus”), filed with the Securities and Exchange Commission or the SEC, pursuant to Rule 424(b) under the Securities Act of 1933, as amended or the Securities Act), on October 21, 2021.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of CYNGN Inc. and its wholly owned subsidiaries. Intercompany accounts and transactions have been eliminated upon consolidation.

Foreign Currency Translation

Foreign Currency Translation

The functional and reporting currency for Cyngn is the U.S. dollar. Monetary assets and liabilities denominated in currencies other than U.S. dollar are translated into the U.S. dollar at period end rates, income and expenses are translated at the weighted average exchange rates for the period and equity is translated at the historical exchange rates. Foreign currency translation adjustments and transactional gains and losses are immaterial to the consolidated financial statements.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date, as well as reported amounts of revenue and expenses during the reporting period. The Company’s significant estimates and judgments include but are not limited to underwriter’s warrants and share-based compensation. Estimates are based on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents. The Company’s cash is placed with high-credit-quality financial institutions and at times exceeds federally insured limits. The Company has not experienced any credit loss relating to its cash equivalents.

Concentration of Supplier Risk

Concentration of Supplier Risk

The Company generally utilizes suppliers for outside development and engineering support. The Company does not believe that there is any significant supplier concentration risk as of December 31, 2021 and 2020.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid money market placements with a remaining maturity of three months or less to be cash equivalents. The Company had $21.9 million and $6.1 million of unrestricted cash and cash equivalents as of December 31, 2021 and 2020, respectively.

In addition, the Company had $50,000 and $400,000 in restricted cash as of December 31, 2021 and 2020, respectively, which is reported separately as current assets on the consolidated balance sheet. The Company’s restricted cash consists of cash not available for immediate use that the Company is obligated to maintain in accordance with the terms of its credit card spending arrangement.

The following table provides a reconciliation of cash and cash equivalents and restricted cash to amounts shown in the consolidated statements of cash flows:

	December 31,
	2021	2020
Cash and cash equivalents	$21,945,981	$6,056,190
Restricted cash	50,000	400,000
Total Cash and cash equivalents and Restricted cash	$21,995,981	$6,456,190

Fair Value Measurements

Fair Value Measurements

The accounting guidance under Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements, defines fair value, establishes a consistent framework for measuring fair value, and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as an exit price representing the amount that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants. As such, fair value is considered a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.

The Company uses the following fair value hierarchy prescribed by U.S. GAAP, which prioritizes the inputs used to measure fair value as follows:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Assets and liabilities are considered to be fair valued on a recurring basis if fair value is measured regularly. However, if the fair value measurement of an instrument does not necessarily result in a change in the amount recorded on the consolidated balance sheets, assets and liabilities are considered to be fair valued on a nonrecurring basis. This typically occurs when accounting guidance requires assets and liabilities to be recorded at the lower of cost or fair value, or on certain nonfinancial assets and liabilities. Nonfinancial assets and liabilities that are measured at fair value on a nonrecurring basis include certain long-lived assets, intangible assets, share-based compensation and underwriter warrants measured at fair value upon initial recognition.

The carrying amounts of the Company’s cash and cash equivalents, accounts payable and notes payable are reasonable estimates of their fair values due to the short-term nature of these accounts. The fair values of the Company’s share-based compensation and underwriter warrants were based on observable inputs and assumptions used in Black-Scholes valuation models derived from independent external valuations.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation. Repair and maintenance costs are expensed as incurred. Depreciation is recorded on a straight-line basis over each asset’s estimated useful life.

Leases

Leases

The Company accounts for leases in accordance with ASC 842, Leases. All contracts are evaluated to determine whether or not they represent a lease. A lease conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Leases are classified as finance or operating in accordance with the guidance in ASC 842. The Company does not hold any finance leases. The Company has elected to adopt the short-term lease exemption in ASC 842 and as such has not recognized a “right of use” asset or lease liability in the consolidated balance sheets as of December 31, 2021 and 2020.

Long-Lived Assets and Finite Lived Intangibles

Long-Lived Assets and Finite Lived Intangibles

The Company has finite lived intangible assets consisting of patents and trademarks. These assets are amortized on a straight-line basis over their estimated remaining economic lives. The patents and trademarks are amortized over 15 years.

The Company reviews its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The events and circumstances the Company monitors and considers include significant decreases in the market price of similar assets, significant adverse changes to the extent and manner in which the asset is used, an adverse change in legal factors or business climate, an accumulation of costs that exceed the estimated cost to acquire or develop a similar asset, and continuing losses that exceed forecasted costs. The Company assesses the recoverability of these assets by comparing the carrying amount of such assets or asset group to the future undiscounted cash flow it expects the assets or asset group to generate. The Company recognizes an impairment loss if the sum of the expected long-term undiscounted cash flows that the long-lived asset is expected to generate is less than the carrying amount of the long-lived asset being evaluated. An impairment charge would then be recognized equal to the amount by which the carrying amount exceeds the fair value of the asset.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.

A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. Due to the Company’s lack of earnings history, the net deferred tax assets have been fully offset by a valuation allowance as of December 31, 2021 and 2020 (see Note 11. Income Taxes).

There are no uncertain tax positions that would require recognition in the financial statements. If the Company were to incur an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax would be reported as income taxes. Management’s conclusions regarding uncertain tax positions may be subject to review and adjustment at a later date based upon ongoing analysis of or changes in tax laws, regulations and interpretations thereof as well as other factors.

Convertible Preferred Stock

Convertible Preferred Stock

The Company has applied the guidance in ASC 480-10-S99-3A, SEC Staff Announcement: Classification and Measurement of Redeemable Securities and has classified all of its outstanding convertible preferred shares as permanent equity. The Company records shares of convertible preferred stock at their respective issuance price, net of issuance costs. The Company’s convertible preferred stock share’s redemption and conversion provisions are not exclusively at the option of the holder and are contingent on certain deemed liquidation events within the Company’s control (see Note 7. Capital Structure).

Warrants

Warrants

The Company issued to its lead underwriter in the Company’s IPO warrants to purchase up to 140,000 shares of the Company’s common stock. The Company accounts for warrants in accordance with ASC 480, Distinguishing Liabilities from Equity. The Company determined the fair value of the warrants using the Black-Scholes pricing model and treated the valuation as equity instruments in consideration of the cashless settlement provisions in the warrant agreement.

The Company also applied the guidance in ASC 340-10-S99-1, Other Assets and Deferred Costs, that states specific incremental costs directly attributable to a proposed or actual offering of equity securities may properly be deferred and charged against the gross proceeds of the offering. The Company treated the valuation of the warrants as directly attributable to the issuance of an equity contract and accordingly, classified the warrants as additional paid-in capital.

Stock-based Compensation

Stock-based Compensation

The Company recognizes the cost of share-based awards granted to employees and directors based on the estimated grant-date fair value of the awards. Cost is recognized on a straight-line basis over the service period, which is generally the vesting period of the award. The Company recognizes stock-based compensation cost and reverses previously recognized costs for unvested awards in the period forfeitures occur. The Company determines the fair value of stock options using the Black-Scholes option pricing model, which is impacted by the fair value of common stock, expected price volatility of common stock, expected term, risk-free interest rates, and expected dividend yield (see Note 9. Stock-based Compensation Expense).

Net Loss Per Share Attributable to Ordinary Shareholders

Net Loss Per Share Attributable to Ordinary Shareholders

The Company computes loss per share attributable to ordinary shareholders by dividing net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue shares were exercised into shares. In calculating diluted net loss per share, the numerator is adjusted for the change in the fair value of the shares (only if dilutive) and the denominator is increased to include the number of potentially dilutive common shares assumed to be outstanding (see Note 8. Net Loss per Share Attributable to Common Stockholders).

Research and Development Expense

Research and Development Expense

Research and development expense consist primarily of outsourced engineering services, internal engineering and development expenses, materials, labor and stock-based compensation related to development of the Company’s products and services. Research and development costs are expensed as incurred.

Selling, General, and Administrative Expense

Selling, General, and Administrative Expense

Selling, general, and administrative expense consist primarily of personnel costs, facilities expenses, depreciation and amortization, travel, and advertising costs.

Commitments

Commitments

The Company recognizes a liability with regard to loss contingencies when it believes it is probable a liability has occurred and the amount can be reasonably estimated. If some amount within a range of loss appears at the time to be a better estimate than any other amount within the range, the Company accrues that amount. When no amount within the range is a better estimate than any other amount the Company accrues the minimum amount in the range. There have been no such liabilities recorded by the Company as of December 31, 2021 and 2020.

Segment Reporting

Segment Reporting

The Company’s chief operating decision maker, its Chief Executive Officer, manages operations and business as one operating segment for the purposes of allocating resources, makes operating decisions and evaluates financial performance.

Revenue Recognition

Revenue Recognition

On January 1, 2019, the Company adopted Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (“Topic 606”) and recognizes revenue upon the transfer of goods or services in an amount that reflects the expected consideration received in exchange for those goods or services. The Company has not generated any revenue for the years ended December 31, 2021 and 2020.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

There were no significant updates to the recently issued accounting standards. Although there are several other new accounting standards issued or proposed by the Financial Accounting Standards Board (“FASB”), the Company does not believe any of those accounting standards have had or will have a material impact on its financial position or operating results.